Fair Value Measurement - Summary of Assumptions Used for Valuation of Fair Value Liabilities (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Risk-free interest rate						1.10%
Expected volatility						84.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.58%	0.22%	0.58%	0.02%	0.02%
Expected term (years)	2 years 3 months 11 days	1 year	2 years 3 months 11 days	1 year	1 year	2 years 9 months 11 days
Expected volatility	123.00%	89.00%	114.00%	84.00%	84.00%
Maximum [Member]
Risk-free interest rate	1.08%	1.01%	1.16%	1.30%	1.30%
Expected term (years)	5 years	4 years 7 months 28 days	5 years	5 years 18 days	5 years 18 days	4 years 11 months 23 days
Expected volatility	139.00%	95.00%	139.00%	95.00%	105.00%